List of Significant Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2012 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2011 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2012 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2011 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2012 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2011 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2012 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2011 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2012 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2011 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2012 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2011 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2012 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2012 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2012 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2011 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2012 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2011 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Management GmbH. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Management GmbH. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM Assembly Systems (China) Ltd [Member]		Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems (China) Ltd [Member]		Dec. 31, 2012 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2011 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2012 Singapore [Member] Asm Assembly Systems Pte Ltd [Member]		Dec. 31, 2011 Singapore [Member] Asm Assembly Systems Pte Ltd [Member]		Dec. 31, 2012 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2012 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2011 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2012 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2011 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Hong Kong) Ltd [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Hong Kong) Ltd [Member]		Dec. 31, 2012 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Holdings) Ltd [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific (Holdings) Ltd [Member]	Dec. 31, 2012 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2011 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2012 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) [Member]		Dec. 31, 2012 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2012 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2011 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2012 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2012 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2012 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2012 Suwanee, United States [Member] Asm Assembly Systems L L C [Member]		Dec. 31, 2011 Suwanee, United States [Member] Asm Assembly Systems L L C [Member]		Dec. 31, 2012 People’s Republic of China ASM Technology China Ltd [Member]	Dec. 31, 2011 People’s Republic of China ASM Technology China Ltd [Member]	Dec. 31, 2012 People’s Republic of China ASM Technology (Huizhon) Ltd [Member]	Dec. 31, 2011 People’s Republic of China ASM Technology (Huizhon) Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of interest acquired in subsidiary	51.96%	51.96%	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[2]	100.00%	[2]	100.00%	[1]	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	51.96%	52.17%	51.96%	[3]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	100.00%	0.00%	51.96%	52.17%	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	51.96%	52.17%	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[4]	52.17%	[4]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	[3]	52.17%	[3]	51.96%	52.17%	51.96%	52.17%
Subsidiary acquisition date	Jan. 07, 2011

[1]	For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[2]	Established in 2008, ASM Pacific Holding BV is holding 51.96% of the shares in ASM Pacific Technology Ltd.
[3]	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.
[4]	100% subsidiaries of ASM Pacific Technology Ltd.